Results from discontinued operations (Details) $ / shares in Units, $ in Millions	12 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2023 ARS ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2022 ARS ($)	Jun. 30, 2021 USD ($) $ / shares	Jun. 30, 2021 ARS ($)
Statement [Line Items]
Revenues		$ 190,405		$ 206,634		$ 149,930
Cost		(115,302)		(150,443)		(119,602)
Gross profit		71,271		91,542		79,385
General and administrative expenses		(27,780)		(19,504)		(18,266)
Selling expenses		(13,556)		(15,826)		(14,659)
Share of profit of joint ventures and associates		1,580		(420)		(15,679)
Profit from operations before financing and taxation		(20,390)		93,193		35,084
Inflation adjustment		11,177		862		2,022
Loss before income tax		$ 5,458		$ 140,077		$ 41,345
Discontinued Operations [Member]
Statement [Line Items]
Revenues	$ 0		$ 0		$ 150,997
Cost	0		0		124,062
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest			193
Gross profit	0		0		26,935
Net loss / (gain) from fair value adjustment of investment properties	0		0		(99)
General and administrative expenses	0		0		(15,798)
Selling expenses	0		0		(16,703)
Impairment of associate			0
Other operating results, net	0		0		5,098
Profit / (loss) from operations	0		0		(567)
Share of profit of joint ventures and associates	0		0		2,542
Profit from operations before financing and taxation	0		0		1,975
Financial income	0		0		1,884
Finance costs	0		0		(24,455)
Other financial results	0		0		1,597
Inflation adjustment	0		0		315
Financial results, net	0		0		(20,659)
Loss before income tax	0		0		(18,684)
Income tax	0		0		1,114
Loss for the year from discontinued operations	0		0		(17,570)
Result for loss of control (i)	0		0		(11,620)
(Loss)/ profit for the year from discontinued operations	0		0		(29,190)
(Loss)/ profit for the year from discontinued operations attributable to:
Equity holders of the parent	0		0		(17,287)
Non-controlling interest	$ 0		$ 0		$ (11,903)
(Loss)/ profit per share from discontinued operations attributable to equity holders of the parent:
Basic | $ / shares					$ (33.00)
Diluted | $ / shares					$ (33.00)